Consolidated Statements of Operations (Parenthetical) - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Loss per share, Basic	$ (0.03)	$ (0.18)
Loss per share, Diluted	$ (0.03)	$ (0.18)
Weighted Average Number of Shares Outstanding, Basic	5,666,034	5,295,720
Weighted Average Number of Shares Outstanding, Diluted	5,666,034	5,295,720